Earnings (loss) per share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Schedule of Basic and Diluted Loss Per Common Share
The following table sets forth the reconciliation of the numerator and denominator used in the computation of basic and diluted earnings (loss) per ordinary share for the six months ended June 30, 2025 and June 30, 2024.

	June 30, 2025	June 30, 2024
	$	$
Numerator:
Net income (loss) used for basic earnings (loss) per share	2,705,578	(10,699,490)
Less: Dilutive impact related to convertible debentures[1,2]	9,293,633	-
Net loss used for diluted loss per share	(6,588,055)	(10,699,490)

Denominator:
Basic and diluted weighted-average outstanding ordinary shares	79,160,672	78,274,404
Add: Dilutive impact related to convertible debentures[1,2]	6,388,321	-
Diluted weighted-average outstanding ordinary shares	85,548,993	78,274,404

Earnings (loss) per share:
Basic	0.03	(0.14)
Diluted	(0.08)	(0.14)
[1]The effect of conversion of debentures into ordinary shares is anti-dilutive for the six months ended June 30, 2024 and is therefore not considered in the calculation of diluted loss per share for that period.

Schedule of Diluted Earnings Per Share as Impact was Anti-dilutive
The following table presents instruments that can potentially dilute basic earnings per share in the future but were excluded in the calculation of diluted earnings per share:

	June 30, 2025	June 30, 2024

Convertible debentures[2]	-	6,250,000
Restricted stock units[3]	1,666,667	-
Warrant units[4]	14,391,050	14,391,150
Earnout units[3]	26,797,052	26,797,052
Total	42,854,769	47,438,202
[2]The number of shares that may be issued against convertible debentures is determined by dividing the total of the principal outstanding and payment in kind accrued interest as at June 30, 2025 with the exercise price of $8.00 per share.
[3]Restricted stock units and Earnout units are excluded in the calculation of dilutive impact of earnings per share as they are anti-dilutive.
[4]Since the exercise price of share warrants is greater than fair market value, these are assumed to be out of money and considered not to be exercisable as on balance sheet date. As a result, these potential ordinary shares are not considered for calculation of dilutive impact of earnings per share.